OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 224	$ 209
Advances to suppliers	337	323
Government institutions	740	983
Guaranty held by customer	621	0
Other	317	84
Other current assets	$ 2,239	$ 1,599